UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2021

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P 500® Index Fund
(Institutional Class, Investor Class and Class L)
Annual Report
December 31, 2021
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Fund’s sub-adviser is Irish Life Investment Managers Limited (“ILIM”)
Fund Performance
For the twelve-month period ended December 31, 2021, the Fund (Investor Class shares) returned 28.20%, relative to a 28.71% return for the S&P 500® Index, the Fund’s benchmark index.
ILIM Commentary
During the year, the S&P 500® Growth Index again posted a strong outperformance, rising 32.0% while the S&P 500® Value Index underperformed at 24.9%. The value index was relatively strong at the start of the year in the rising bond yield backdrop but once yields peaked and began to decline from the end of the first quarter, growth stocks began to outperform again and continued to do so through much of the remainder of the year.
2021 was a strong year for U.S. equities with the S&P 500 Index ending the year close to all-time highs. A positive fundamental backdrop with upward revisions to economic growth and earnings forecasts boosted equities as did ongoing fiscal and monetary policy support and the rollout of COVID-19 vaccines.
The announcement of additional fiscal stimulus via a $1.9 trillion package following the Democrats success in the January run-off Senate elections in Georgia provided an early year boost to equity markets as economic forecasts were revised sharply higher. Proposals for up to $4 trillion of infrastructure-related spending was also viewed as improving the longer-term growth outlook. On the back of the stronger than expected economic environment, corporate earnings consistently came in ahead of expectations over the course of the year and contributed to substantial upgrades to earnings forecasts through 2021, which also contributed to the strong gains in 2021.
Equities experienced a number of modest corrections during the year associated with retail investor induced volatility in January and higher bond yields through the early months of the year, as concerns grew of a possible sustained rise in inflation. The market experienced its biggest draw down of the year in late September, when it sold off by approximately 5% on the back of concerns over the potential contagion from expected defaults in the Chinese property market; global supply chain disruptions lasting longer than expected; the spread of the COVID-19 delta variant which contributed to a slowing in growth momentum; higher inflation proving to be stickier than originally expected, and uncertainty over U.S. fiscal policy as President Biden struggled to pass his infrastructure plans. Equities eventually overcame these issues as corporate earnings remained strong and global growth recovered strongly in the fourth quarter.
In late November, equities suffered another modest correction with the emergence of the Omicron variant, although quickly recovered as it was shown to be less virulent than other strains with risks of hospitalization and severe illness being significantly lower. Improving economic data and hopes that inflation could be close to peaking and begin to ease through 2022 helped push equities to new highs just prior to year-end.

The views and opinions in this report were current as of December 31, 2021 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2021 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	28.66%	18.32%	15.20%
Investor Class	28.20%	17.88%	15.92%
Class L	27.86%	17.53%	15.60%
(a) Institutional Class inception date was May 1, 2015.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2021 (unaudited)
Sector	Percentage of Fund Investments
Technology	25.37%
Consumer, Non-cyclical	19.83
Communications	15.13
Financial	14.49
Consumer, Cyclical	10.26
Industrial	7.55
Energy	2.77
Utilities	2.48
Basic Materials	2.09
Short Term Investments	0.03
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/21)	(12/31/21)	(07/01/21 – 12/31/21)
Institutional Class
Actual	$1,000.00	$1,116.70	$0.85
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.82
Investor Class
Actual	$1,000.00	$1,115.10	$2.72
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.60
Class L
Actual	$1,000.00	$1,114.00	$4.42
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.23
* Expenses are equal to the Fund's annualized expense ratio of 0.16% for the Institutional Class, 0.51% for the Investor Class and 0.83% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.04%
22,898	Air Products and Chemicals Inc	$ 6,966,945
12,098	Albemarle Corp	2,828,149
11,499	Celanese Corp	1,932,522
22,334	CF Industries Holdings Inc	1,580,801
77,143	Dow Inc	4,375,551
54,105	DuPont de Nemours Inc	4,370,602
14,404	Eastman Chemical Co	1,741,588
25,746	Ecolab Inc	6,039,754
13,308	FMC Corp	1,462,416
151,856	Freeport-McMoRan Inc	6,336,951
25,763	International Flavors & Fragrances Inc	3,881,196
39,870	International Paper Co	1,873,093
53,417	Linde PLC	18,505,251
27,335	LyondellBasell Industries NV Class A	2,521,107
35,416	Mosaic Co	1,391,495
82,661	Newmont Corp	5,126,635
30,379	Nucor Corp	3,467,763
24,664	PPG Industries Inc	4,253,060
25,057	Sherwin-Williams Co	8,824,073
		87,478,952
Communications — 14.80%
31,145	Alphabet Inc Class A(a)	90,228,311
29,004	Alphabet Inc Class C(a)	83,925,684
45,249	Amazon.com Inc(a)	150,875,551
22,748	Arista Networks Inc(a)	3,270,025
738,561	AT&T Inc	18,168,600
4,248	Booking Holdings Inc(a)	10,191,929
14,427	CDW Corp	2,954,361
13,121	Charter Communications Inc Class A(a)	8,554,498
435,917	Cisco Systems Inc	27,624,060
473,785	Comcast Corp Class A	23,845,599
79,507	Corning Inc	2,960,046
19,394	Discovery Inc Class A(a)(b)	456,535
31,941	Discovery Inc Class C(a)	731,449
25,092	DISH Network Corp Class A(a)	813,984
67,242	eBay Inc	4,471,593
13,094	Etsy Inc(a)	2,866,800
15,030	Expedia Group Inc(a)	2,716,222
6,416	F5 Inc(a)	1,570,059
3,901	FactSet Research Systems Inc	1,895,925
34,151	Fox Corp Class A	1,260,172
16,582	Fox Corp Class B	568,265
40,716	Interpublic Group of Cos Inc	1,524,814
33,633	Juniper Networks Inc	1,201,034
100,027	Lumen Technologies Inc	1,255,339
28,633	Match Group Inc(a)	3,786,714
245,493	Meta Platforms Inc Class A(a)	82,571,571
17,514	Motorola Solutions Inc	4,758,554
45,782	Netflix Inc(a)	27,580,908
41,806	News Corp Class A	932,692
Shares		Fair Value
Communications — (continued)
12,161	News Corp Class B	$ 273,623
61,067	NortonLifeLock Inc	1,586,521
22,347	Omnicom Group Inc	1,637,365
60,672	T-Mobile US Inc(a)	7,036,739
82,541	Twitter Inc(a)	3,567,422
10,067	VeriSign Inc(a)	2,555,206
428,252	Verizon Communications Inc	22,251,974
63,223	ViacomCBS Inc Class B	1,908,070
187,963	Walt Disney Co(a)	29,113,589
		633,491,803
Consumer, Cyclical — 10.04%
6,694	Advance Auto Parts Inc	1,605,757
13,521	Alaska Air Group Inc(a)	704,444
66,973	American Airlines Group Inc(a)	1,202,835
27,982	Aptiv PLC(a)	4,615,631
2,231	AutoZone Inc(a)	4,677,046
27,386	Bath & Body Works Inc	1,911,269
23,339	Best Buy Co Inc	2,371,242
24,878	BorgWarner Inc	1,121,251
22,354	Caesars Entertainment Inc(a)	2,090,770
16,854	CarMax Inc(a)	2,194,896
82,601	Carnival Corp(a)	1,661,932
2,907	Chipotle Mexican Grill Inc(a)	5,082,163
22,025	Copart Inc(a)	3,339,431
45,728	Costco Wholesale Corp	25,959,786
14,855	Cummins Inc	3,240,470
13,481	Darden Restaurants Inc	2,030,778
66,193	Delta Air Lines Inc(a)	2,586,822
24,434	Dollar General Corp	5,762,270
23,934	Dollar Tree Inc(a)	3,363,206
3,759	Domino's Pizza Inc	2,121,316
33,716	DR Horton Inc	3,656,500
59,451	Fastenal Co	3,808,431
405,888	Ford Motor Co	8,430,294
22,723	Gap Inc	401,061
150,166	General Motors Co(a)	8,804,233
14,813	Genuine Parts Co	2,076,783
13,792	Hasbro Inc	1,403,750
28,827	Hilton Worldwide Holdings Inc(a)	4,496,724
109,469	Home Depot Inc	45,430,730
35,976	Las Vegas Sands Corp(a)	1,354,137
28,414	Lennar Corp Class A	3,300,570
13,817	Live Nation Entertainment Inc(a)	1,653,757
27,410	LKQ Corp	1,645,422
71,813	Lowe's Cos Inc	18,562,224
28,296	Marriott International Inc Class A(a)	4,675,631
77,248	McDonald's Corp	20,707,871
41,391	MGM Resorts International	1,857,628
5,886	Mohawk Industries Inc(a)	1,072,311
39,872	Newell Brands Inc	870,804
132,205	NIKE Inc Class B	22,034,607
38,043	Norwegian Cruise Line Holdings Ltd(a)	789,012

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
Consumer, Cyclical — (continued)
352	NVR Inc(a)	$ 2,079,922
7,132	O'Reilly Automotive Inc(a)	5,036,832
35,911	PACCAR Inc	3,169,505
16,672	Penn National Gaming Inc(a)	864,443
4,148	Pool Corp	2,347,768
26,977	PulteGroup Inc	1,542,005
7,663	PVH Corp	817,259
5,182	Ralph Lauren Corp	615,933
36,940	Ross Stores Inc	4,221,503
22,940	Royal Caribbean Cruises Ltd(a)	1,764,086
61,199	Southwest Airlines Co(a)	2,621,765
121,965	Starbucks Corp	14,266,246
28,272	Tapestry Inc	1,147,843
51,174	Target Corp	11,843,711
84,412	Tesla Inc(a)	89,204,913
124,798	TJX Cos Inc	9,474,664
11,656	Tractor Supply Co	2,781,122
5,664	Ulta Beauty Inc(a)	2,335,494
18,227	Under Armour Inc Class A(a)	386,230
23,225	Under Armour Inc Class C(a)	418,979
33,474	United Airlines Holdings Inc(a)	1,465,492
34,075	VF Corp	2,494,972
74,686	Walgreens Boots Alliance Inc	3,895,622
147,825	Walmart Inc	21,388,799
6,475	Whirlpool Corp	1,519,423
4,524	WW Grainger Inc	2,344,518
11,102	Wynn Resorts Ltd(a)(b)	944,114
30,581	Yum! Brands Inc	4,246,478
		429,915,436
Consumer, Non-Cyclical — 19.40%
183,380	Abbott Laboratories	25,808,901
182,797	AbbVie Inc	24,750,714
4,817	ABIOMED Inc(a)	1,730,122
7,601	Align Technology Inc(a)	4,995,225
190,752	Altria Group Inc	9,039,737
15,476	AmerisourceBergen Corp	2,056,606
58,739	Amgen Inc	13,214,513
25,221	Anthem Inc	11,690,942
58,366	Archer-Daniels-Midland Co	3,944,958
43,764	Automatic Data Processing Inc	10,791,327
8,574	Avery Dennison Corp	1,856,871
51,711	Baxter International Inc	4,438,872
29,707	Becton Dickinson and Co	7,470,716
15,416	Biogen Inc(a)	3,698,607
2,224	Bio-Rad Laboratories Inc Class A(a)	1,680,388
4,023	Bio-Techne Corp	2,081,259
147,284	Boston Scientific Corp(a)	6,256,624
229,856	Bristol-Myers Squibb Co	14,331,522
19,508	Brown-Forman Corp Class B	1,421,353
21,125	Campbell Soup Co	918,093
30,381	Cardinal Health Inc	1,564,318
17,887	Catalent Inc(a)	2,290,073
60,310	Centene Corp(a)	4,969,544
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
5,322	Charles River Laboratories International Inc(a)	$ 2,005,223
25,259	Church & Dwight Co Inc	2,589,048
35,181	Cigna Corp	8,078,613
9,054	Cintas Corp	4,012,461
12,704	Clorox Co	2,215,069
401,860	Coca-Cola Co	23,794,131
87,253	Colgate-Palmolive Co	7,446,171
49,686	Conagra Brands Inc	1,696,777
17,432	Constellation Brands Inc Class A	4,374,909
5,095	Cooper Cos Inc	2,134,499
75,945	Corteva Inc	3,590,680
136,497	CVS Health Corp	14,081,031
65,723	Danaher Corp	21,623,524
7,270	DaVita Inc(a)	827,035
22,522	DENTSPLY SIRONA Inc	1,256,502
10,008	Dexcom Inc(a)	5,373,796
64,477	Edwards Lifesciences Corp(a)	8,352,995
82,127	Eli Lilly & Co	22,685,120
12,603	Equifax Inc	3,690,032
23,988	Estee Lauder Cos Inc Class A	8,880,358
8,544	FleetCor Technologies Inc(a)	1,912,489
8,799	Gartner Inc(a)	2,941,682
62,713	General Mills Inc	4,225,602
129,693	Gilead Sciences Inc	9,417,009
30,385	Global Payments Inc	4,107,444
25,498	HCA Healthcare Inc	6,550,946
14,175	Henry Schein Inc(a)	1,098,988
15,258	Hershey Co	2,951,965
26,220	Hologic Inc(a)	2,007,403
29,082	Hormel Foods Corp	1,419,492
13,292	Humana Inc	6,165,627
8,800	IDEXX Laboratories Inc(a)	5,794,448
41,232	IHS Markit Ltd	5,480,557
16,201	Illumina Inc(a)	6,163,508
19,953	Incyte Corp(a)	1,464,550
36,894	Intuitive Surgical Inc(a)	13,256,014
19,820	IQVIA Holdings Inc(a)	5,592,015
11,256	J M Smucker Co	1,528,790
272,303	Johnson & Johnson	46,582,874
26,497	Kellogg Co	1,706,937
34,834	Kimberly-Clark Corp	4,978,475
69,600	Kraft Heinz Co	2,498,640
70,337	Kroger Co	3,183,453
10,002	Laboratory Corp of America Holdings(a)	3,142,728
14,660	Lamb Weston Holdings Inc	929,151
3,930	MarketAxess Holdings Inc	1,616,291
25,497	McCormick & Co Inc	2,463,265
15,999	McKesson Corp	3,976,871
139,013	Medtronic PLC	14,380,895
261,845	Merck & Co Inc	20,067,801
36,325	Moderna Inc(a)	9,225,824
19,514	Molson Coors Beverage Co Class B	904,474
144,589	Mondelez International Inc Class A	9,587,697

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
39,041	Monster Beverage Corp(a)	$ 3,749,498
16,756	Moody's Corp	6,544,559
36,644	Nielsen Holdings PLC	751,568
25,642	Organon & Co	780,799
121,545	PayPal Holdings Inc(a)	22,920,956
142,965	PepsiCo Inc	24,834,450
13,096	PerkinElmer Inc	2,633,082
579,955	Pfizer Inc	34,246,343
161,215	Philip Morris International Inc	15,315,425
251,092	Procter & Gamble Co	41,073,629
14,393	Quanta Services Inc	1,650,301
12,513	Quest Diagnostics Inc	2,164,874
10,872	Regeneron Pharmaceuticals Inc(a)	6,865,885
15,052	ResMed Inc	3,920,745
11,327	Robert Half International Inc	1,263,187
23,871	Rollins Inc	816,627
24,929	S&P Global Inc	11,764,743
10,469	STERIS PLC	2,548,259
34,716	Stryker Corp	9,283,753
52,917	Sysco Corp	4,156,630
4,860	Teleflex Inc	1,596,413
40,695	Thermo Fisher Scientific Inc	27,153,332
29,971	Tyson Foods Inc Class A	2,612,272
7,503	United Rentals Inc(a)	2,493,172
97,535	UnitedHealth Group Inc	48,976,225
7,863	Universal Health Services Inc Class B	1,019,517
16,690	Verisk Analytics Inc	3,817,504
26,835	Vertex Pharmaceuticals Inc(a)	5,892,966
125,088	Viatris Inc	1,692,441
6,462	Waters Corp(a)	2,407,741
7,733	West Pharmaceutical Services Inc	3,626,854
21,602	Zimmer Biomet Holdings Inc	2,744,318
49,024	Zoetis Inc	11,963,327
		830,314,559
Energy — 2.71%
39,103	APA Corp	1,051,480
86,787	Baker Hughes Co	2,088,095
200,044	Chevron Corp	23,475,163
138,515	ConocoPhillips	9,998,013
84,932	Coterra Energy Inc	1,613,708
65,509	Devon Energy Corp	2,885,671
17,671	Diamondback Energy Inc	1,905,817
13,926	Enphase Energy Inc(a)	2,547,622
60,395	EOG Resources Inc	5,364,888
437,920	Exxon Mobil Corp	26,796,325
92,113	Halliburton Co	2,106,624
28,329	Hess Corp	2,097,196
201,625	Kinder Morgan Inc	3,197,773
83,807	Marathon Oil Corp	1,376,111
66,015	Marathon Petroleum Corp	4,224,300
91,756	Occidental Petroleum Corp	2,660,007
46,179	ONEOK Inc	2,713,478
45,305	Phillips 66	3,282,800
Shares		Fair Value
Energy — (continued)
23,468	Pioneer Natural Resources Co	$ 4,268,360
144,653	Schlumberger NV	4,332,357
5,545	SolarEdge Technologies Inc(a)	1,555,761
42,288	Valero Energy Corp	3,176,252
125,675	Williams Cos Inc	3,272,577
		115,990,378
Financial — 14.18%
63,831	Aflac Inc	3,727,092
14,342	Alexandria Real Estate Equities Inc REIT	3,197,692
30,586	Allstate Corp	3,598,443
65,050	American Express Co	10,642,180
88,462	American International Group Inc	5,029,949
47,080	American Tower Corp REIT	13,770,900
11,766	Ameriprise Financial Inc	3,549,332
23,352	Aon PLC Class A	7,018,677
21,387	Arthur J Gallagher & Co	3,628,732
6,022	Assurant Inc	938,589
14,442	AvalonBay Communities Inc REIT	3,647,905
746,732	Bank of America Corp	33,222,107
82,144	Bank of New York Mellon Corp	4,770,924
189,999	Berkshire Hathaway Inc Class B(a)	56,809,701
14,799	BlackRock Inc	13,549,372
14,867	Boston Properties Inc REIT	1,712,381
23,794	Brown & Brown Inc	1,672,242
44,091	Capital One Financial Corp	6,397,163
11,037	Cboe Global Markets Inc	1,439,225
34,729	CBRE Group Inc Class A(a)	3,768,444
155,286	Charles Schwab Corp	13,059,553
45,384	Chubb Ltd	8,773,181
15,506	Cincinnati Financial Corp	1,766,599
205,812	Citigroup Inc	12,428,987
44,074	Citizens Financial Group Inc	2,082,496
37,149	CME Group Inc	8,487,061
13,838	Comerica Inc	1,203,906
44,707	Crown Castle International Corp REIT	9,332,139
29,232	Digital Realty Trust Inc REIT	5,170,264
30,977	Discover Financial Services	3,579,702
39,136	Duke Realty Corp REIT	2,568,887
9,284	Equinix Inc REIT	7,852,779
35,248	Equity Residential REIT	3,189,944
6,728	Essex Property Trust Inc REIT	2,369,803
4,125	Everest Re Group Ltd	1,129,920
14,043	Extra Space Storage Inc REIT	3,183,969
7,103	Federal Realty Investment Trust REIT(a)	968,281
71,568	Fifth Third Bancorp	3,116,786
18,334	First Republic Bank	3,786,154

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
Financial — (continued)
28,869	Franklin Resources Inc	$ 966,823
9,680	Globe Life Inc	907,210
34,869	Goldman Sachs Group Inc	13,339,136
35,912	Hartford Financial Services Group Inc	2,479,364
55,750	Healthpeak Properties Inc REIT	2,012,017
74,345	Host Hotels & Resorts Inc REIT(a)	1,292,860
151,314	Huntington Bancshares Inc	2,333,262
58,252	Intercontinental Exchange Inc	7,967,126
33,656	Invesco Ltd	774,761
30,665	Iron Mountain Inc REIT	1,604,699
306,548	JPMorgan Chase & Co	48,541,876
98,926	KeyCorp	2,288,158
61,733	Kimco Realty Corp REIT	1,521,718
18,272	Lincoln National Corp	1,247,247
21,023	Loews Corp	1,214,288
13,310	M&T Bank Corp	2,044,150
52,405	Marsh & McLennan Cos Inc	9,109,037
90,112	Mastercard Inc Class A	32,379,044
75,341	MetLife Inc	4,708,059
11,772	Mid-America Apartment Communities Inc REIT	2,700,968
149,029	Morgan Stanley	14,628,687
12,151	Nasdaq Inc	2,551,831
21,959	Northern Trust Corp	2,626,516
46,552	People's United Financial Inc	829,557
43,961	PNC Financial Services Group Inc	8,815,060
25,819	Principal Financial Group Inc	1,867,488
60,529	Progressive Corp	6,213,302
76,467	Prologis Inc REIT	12,873,984
40,010	Prudential Financial Inc	4,330,682
15,769	Public Storage REIT	5,906,437
19,158	Raymond James Financial Inc	1,923,463
57,092	Realty Income Corp REIT	4,087,216
15,953	Regency Centers Corp REIT	1,202,059
98,737	Regions Financial Corp	2,152,467
11,332	SBA Communications Corp REIT	4,408,375
6,488	Signature Bank	2,098,673
33,991	Simon Property Group Inc REIT	5,430,742
37,820	State Street Corp	3,517,260
6,068	SVB Financial Group(a)	4,115,560
58,929	Synchrony Financial	2,733,716
23,474	T Rowe Price Group Inc	4,615,927
25,807	Travelers Cos Inc	4,036,989
138,074	Truist Financial Corp	8,084,233
29,008	UDR Inc REIT	1,740,190
139,559	US Bancorp	7,839,029
40,701	Ventas Inc REIT	2,080,635
174,569	Visa Inc Class A	37,830,848
16,524	Vornado Realty Trust REIT	691,695
15,076	W R Berkley Corp	1,242,112
413,254	Wells Fargo & Co	19,827,927
Shares		Fair Value
Financial — (continued)
43,796	Welltower Inc REIT	$ 3,756,383
77,557	Weyerhaeuser Co REIT	3,193,797
13,348	Willis Towers Watson PLC	3,170,017
16,629	Zions Bancorp NA	1,050,288
		607,046,409
Industrial — 7.39%
59,855	3M Co	10,632,044
14,313	A O Smith Corp	1,228,771
31,389	Agilent Technologies Inc	5,011,254
9,378	Allegion PLC	1,242,022
157,802	Amcor PLC	1,895,202
23,916	AMETEK Inc	3,516,609
61,877	Amphenol Corp Class A	5,411,762
33,785	Ball Corp	3,252,482
56,994	Boeing Co(a)	11,474,032
89,755	Carrier Global Corp	4,868,311
56,631	Caterpillar Inc	11,707,893
13,625	CH Robinson Worldwide Inc	1,466,459
233,205	CSX Corp	8,768,508
29,364	Deere & Co	10,068,622
15,131	Dover Corp	2,747,790
41,232	Eaton Corp PLC	7,125,714
61,837	Emerson Electric Co	5,748,986
17,406	Expeditors International of Washington Inc	2,337,452
25,442	FedEx Corp	6,580,319
37,071	Fortive Corp	2,828,147
14,197	Fortune Brands Home & Security Inc	1,517,659
15,716	Garmin Ltd	2,140,048
6,529	Generac Holdings Inc(a)	2,297,686
24,000	General Dynamics Corp	5,003,280
113,542	General Electric Co	10,726,313
71,414	Honeywell International Inc	14,890,533
40,135	Howmet Aerospace Inc	1,277,497
4,178	Huntington Ingalls Industries Inc	780,200
7,861	IDEX Corp	1,857,712
29,648	Illinois Tool Works Inc	7,317,126
42,240	Ingersoll Rand Inc	2,613,389
13,479	Jacobs Engineering Group Inc	1,876,681
8,792	JB Hunt Transport Services Inc	1,797,085
73,672	Johnson Controls International PLC	5,990,270
19,056	Keysight Technologies Inc(a)	3,935,255
20,785	L3Harris Technologies Inc	4,432,193
25,493	Lockheed Martin Corp	9,060,467
6,372	Martin Marietta Materials Inc	2,806,993
25,279	Masco Corp	1,775,091
2,405	Mettler-Toledo International Inc(a)	4,081,790
25,546	Norfolk Southern Corp	7,605,300
15,567	Northrop Grumman Corp	6,025,519
9,725	Old Dominion Freight Line Inc	3,485,245

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
Industrial — (continued)
44,194	Otis Worldwide Corp	$ 3,847,972
10,028	Packaging Corp of America	1,365,312
13,349	Parker-Hannifin Corp	4,246,584
17,505	Pentair PLC	1,278,390
155,974	Raytheon Technologies Corp	13,423,122
21,753	Republic Services Inc	3,033,456
12,051	Rockwell Automation Inc	4,203,991
16,036	Sealed Air Corp	1,081,949
5,459	Snap-on Inc	1,175,759
16,856	Stanley Black & Decker Inc	3,179,379
33,927	TE Connectivity Ltd	5,473,782
4,802	Teledyne Technologies Inc(a)	2,097,946
23,406	Textron Inc	1,806,943
24,578	Trane Technologies PLC	4,965,493
5,440	TransDigm Group Inc(a)	3,461,363
25,524	Trimble Inc(a)	2,225,438
67,455	Union Pacific Corp	16,993,938
75,334	United Parcel Service Inc Class B	16,147,090
13,968	Vulcan Materials Co	2,899,477
40,073	Waste Management Inc	6,688,184
19,250	Westinghouse Air Brake Technologies Corp	1,773,117
27,619	Westrock Co	1,225,179
18,885	Xylem Inc	2,264,689
		316,064,264
Technology — 24.82%
65,596	Accenture PLC Class A	27,192,822
80,446	Activision Blizzard Inc	5,352,072
49,279	Adobe Inc(a)	27,944,150
125,469	Advanced Micro Devices Inc(a)	18,054,989
16,891	Akamai Technologies Inc(a)	1,976,923
55,640	Analog Devices Inc	9,779,843
9,026	ANSYS Inc(a)	3,620,509
1,616,742	Apple Inc	287,084,877
94,543	Applied Materials Inc	14,877,286
22,759	Autodesk Inc(a)	6,399,603
42,438	Broadcom Inc	28,238,669
12,017	Broadridge Financial Solutions Inc	2,196,948
28,631	Cadence Design Systems Inc(a)	5,335,387
14,339	Ceridian HCM Holding Inc(a)	1,497,852
30,576	Cerner Corp	2,839,593
13,078	Citrix Systems Inc	1,237,048
54,368	Cognizant Technology Solutions Corp Class A	4,823,529
26,057	DXC Technology Co(a)	838,775
29,438	Electronic Arts Inc	3,882,872
5,881	EPAM Systems Inc(a)	3,931,154
63,893	Fidelity National Information Services Inc	6,973,921
61,648	Fiserv Inc(a)	6,398,446
14,021	Fortinet Inc(a)	5,039,147
135,084	Hewlett Packard Enterprise Co	2,130,275
Shares		Fair Value
Technology — (continued)
119,379	HP Inc	$ 4,497,007
419,655	Intel Corp	21,612,233
92,715	International Business Machines Corp	12,392,287
29,322	Intuit Inc	18,860,497
3,795	IPG Photonics Corp(a)	653,271
7,718	Jack Henry & Associates Inc	1,288,829
15,799	KLA Corp	6,795,308
14,740	Lam Research Corp	10,600,271
14,660	Leidos Holdings Inc	1,303,274
56,692	Microchip Technology Inc	4,935,605
116,447	Micron Technology Inc	10,847,038
778,891	Microsoft Corp	261,956,621
4,389	Monolithic Power Systems Inc	2,165,225
8,527	MSCI Inc	5,224,408
22,921	NetApp Inc	2,108,503
259,359	NVIDIA Corp	76,280,075
27,425	NXP Semiconductors NV	6,246,867
167,261	Oracle Corp	14,586,832
33,197	Paychex Inc	4,531,391
4,908	Paycom Software Inc(a)	2,037,753
10,927	PTC Inc(a)	1,323,806
11,496	Qorvo Inc(a)	1,797,859
116,680	QUALCOMM Inc	21,337,272
10,905	Roper Technologies Inc	5,363,733
101,562	salesforce.com Inc(a)	25,809,951
21,501	Seagate Technology Holdings PLC	2,429,183
20,491	ServiceNow Inc(a)	13,300,913
17,082	Skyworks Solutions Inc	2,650,101
15,782	Synopsys Inc(a)	5,815,667
12,052	Take-Two Interactive Software Inc(a)	2,141,881
17,064	Teradyne Inc	2,790,476
95,496	Texas Instruments Inc	17,998,131
4,224	Tyler Technologies Inc(a)	2,272,301
31,699	Western Digital Corp(a)	2,067,092
25,598	Xilinx Inc	5,427,544
5,523	Zebra Technologies Corp Class A(a)	3,287,290
		1,062,383,185
Utilities — 2.43%
68,930	AES Corp	1,674,999
26,289	Alliant Energy Corp	1,615,985
26,153	Ameren Corp	2,327,878
51,746	American Electric Power Co Inc	4,603,842
18,774	American Water Works Co Inc	3,545,658
13,115	Atmos Energy Corp	1,374,058
61,329	CenterPoint Energy Inc	1,711,692
29,962	CMS Energy Corp	1,949,028
36,554	Consolidated Edison Inc	3,118,787
83,630	Dominion Energy Inc	6,569,973
19,849	DTE Energy Co	2,372,749
79,581	Duke Energy Corp	8,348,047

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
Utilities — (continued)
38,919	Edison International	$ 2,656,222
20,555	Entergy Corp	2,315,521
24,049	Evergy Inc	1,650,002
35,547	Eversource Energy	3,234,066
101,147	Exelon Corp	5,842,251
56,291	FirstEnergy Corp	2,341,143
202,923	NextEra Energy Inc	18,944,891
39,415	NiSource Inc	1,088,248
24,404	NRG Energy Inc	1,051,324
11,334	Pinnacle West Capital Corp	800,067
78,763	PPL Corp	2,367,616
52,296	Public Service Enterprise Group Inc	3,489,712
33,031	Sempra Energy	4,369,341
109,524	Southern Co	7,511,156
32,628	WEC Energy Group Inc	3,167,200
56,080	Xcel Energy Inc	3,796,616
		103,838,072
TOTAL COMMON STOCK — 97.81% (Cost $2,109,797,079)		$4,186,523,058
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.04%
$343,692	Undivided interest of 0.41% in a repurchase agreement (principal amount/value $83,389,448 with a maturity value of $83,389,795) with RBC Capital Markets Corp, 0.05%, dated 12/31/21 to be repurchased at $343,692 on 1/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 5/15/22 - 12/1/51, with a value of $85,057,237.(c)	343,692
343,692	Undivided interest of 0.58% in a repurchase agreement (principal amount/value $59,020,628 with a maturity value of $59,020,874) with Bank of America Securities Inc, 0.05%, dated 12/31/21 to be repurchased at $343,692 on 1/3/22 collateralized by Federal National Mortgage Association securities, 1.00% - 5.00%, 9/1/28 - 1/1/61, with a value of $60,201,041.(c)	343,692
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 343,692	Undivided interest of 0.78% in a repurchase agreement (principal amount/value $44,179,558 with a maturity value of $44,179,779) with Citigroup Global Markets Inc, 0.06%, dated 12/31/21 to be repurchased at $343,692 on 1/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 3.50%, 2/15/22 - 12/20/51, with a value of $45,063,151.(c)	$ 343,692
343,692	Undivided interest of 3.38% in a repurchase agreement (principal amount/value $10,178,750 with a maturity value of $10,178,792) with HSBC Securities (USA) Inc, 0.05%, dated 12/31/21 to be repurchased at $343,692 on 1/3/22 collateralized by various U.S. Government Agency securities, 1.64% - 4.50%, 3/1/31 - 12/1/51, with a value of $10,382,325.(c)	343,692
72,352	Undivided interest of 46.82% in a repurchase agreement (principal amount/value $154,520 with a maturity value of $154,521) with TD Securities (USA) Inc, 0.05%, dated 12/31/21 to be repurchased at $72,352 on 1/3/22 collateralized by various U.S. Government Agency securities, 2.50%, 11/1/51 - 1/1/52, with a value of $157,610.(c)	72,352
TOTAL SHORT TERM INVESTMENTS — 0.04% (Cost $1,447,120)		$ 1,447,120
TOTAL INVESTMENTS — 97.85% (Cost $2,111,244,199)		$4,187,970,178
OTHER ASSETS & LIABILITIES, NET — 2.15%		$ 92,186,374
TOTAL NET ASSETS — 100.00%		$4,280,156,552

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2021
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2021.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At December 31, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	447	USD	106,352,475	March 2022	$1,353,080
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2021
Great-West S&P 500® Index Fund
ASSETS:
Investments in securities, fair value (including $1,386,558 of securities on loan)(a)	$4,186,523,058
Repurchase agreements, fair value(b)	1,447,120
Cash	96,646,416
Cash pledged on futures contracts	10,176,166
Dividends receivable	2,515,268
Subscriptions receivable	2,656,497
Total Assets	4,299,964,525
LIABILITIES:
Payable for director fees	3,085
Payable for distribution fees	510
Payable for other accrued fees	86,402
Payable for shareholder services fees	898,697
Payable to investment adviser	504,985
Payable upon return of securities loaned	1,447,120
Redemptions payable	16,559,861
Variation margin on futures contracts	307,313
Total Liabilities	19,807,973
NET ASSETS	$4,280,156,552
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$21,722,088
Paid-in capital in excess of par	2,183,802,339
Undistributed/accumulated earnings	2,074,632,125
NET ASSETS	$4,280,156,552
NET ASSETS BY CLASS
Investor Class	$3,083,910,795
Class L	$2,459,930
Institutional Class	$1,193,785,827
CAPITAL STOCK:
Authorized
Investor Class	400,000,000
Class L	10,000,000
Institutional Class	500,000,000
Issued and Outstanding
Investor Class	96,870,078
Class L	107,618
Institutional Class	120,243,180
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$31.84
Class L	$22.86
Institutional Class	$9.93
(a) Cost of investments	$2,109,797,079
(b) Cost of repurchase agreements	$1,447,120
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2021
Great-West S&P 500® Index Fund
INVESTMENT INCOME:
Income from securities lending	$33,224
Dividends	46,365,197
Foreign withholding tax	(6,325)
Total Income	46,392,096
EXPENSES:
Management fees	5,080,866
Shareholder services fees – Investor Class	7,434,315
Shareholder services fees – Class L	7,360
Audit and tax fees	32,926
Custodian fees	39,477
Director's fees	17,642
Distribution fees – Class L	5,172
Legal fees	10,361
Pricing fees	2,024
Registration fees	112,310
Shareholder report fees	7,771
Transfer agent fees	12,317
Other fees	8,756
Total Expenses	12,771,297
Less amount waived by investment adviser	1,708
Net Expenses	12,769,589
NET INVESTMENT INCOME	33,622,507
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	165,274,882
Net realized gain on futures contracts	13,626,585
Net Realized Gain	178,901,467
Net change in unrealized appreciation on investments	619,304,510
Net change in unrealized appreciation on futures contracts	758,942
Net Change in Unrealized Appreciation	620,063,452
Net Realized and Unrealized Gain	798,964,919
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$832,587,426
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West S&P 500® Index Fund	2021	2020
OPERATIONS:
Net investment income	$33,622,507	$39,243,926
Net realized gain	178,901,467	375,489,788
Net change in unrealized appreciation	620,063,452	49,152,901
Net Increase in Net Assets Resulting from Operations	832,587,426	463,886,615
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(126,845,573)	(127,489,485)
Class L	(157,002)	(10,622,220)
Institutional Class	(195,213,453)	(245,878,275)
From Net Investment Income and Net Realized Gains	(322,216,028)	(383,989,980)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,520,310,190	711,876,606
Class L	424,218	93,487,284
Institutional Class	163,191,968	182,407,393
Shares issued in reinvestment of distributions
Investor Class	126,845,573	127,489,485
Class L	157,002	10,622,220
Institutional Class	195,213,453	245,878,275
Shares redeemed
Investor Class	(668,037,156)	(717,752,035)
Class L	(179,535)	(440,757,869)
Institutional Class	(413,389,432)	(400,710,775)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	924,536,281	(187,459,416)
Total Increase (Decrease) in Net Assets	1,434,907,679	(107,562,781)
NET ASSETS:
Beginning of year	2,845,248,873	2,952,811,654
End of year	$4,280,156,552	$2,845,248,873
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	50,415,677	29,650,100
Class L	19,617	5,334,478
Institutional Class	16,178,537	20,980,403
Shares issued in reinvestment of distributions
Investor Class	4,011,970	4,974,646
Class L	6,911	572,932
Institutional Class	19,276,283	26,725,338
Shares redeemed
Investor Class	(22,701,018)	(29,995,116)
Class L	(8,655)	(24,278,958)
Institutional Class	(40,693,697)	(41,854,103)
Net Increase (Decrease)	26,505,625	(7,890,280)
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2021	$26.10	0.26	7.06	7.32	(0.11)	(1.47)	(1.58)	$31.84	28.20%
12/31/2020	$24.05	0.32	3.88	4.20	(0.18)	(1.97)	(2.15)	$26.10	17.77%
12/31/2019	$19.33	0.34	5.61	5.95	(0.16)	(1.07)	(1.23)	$24.05	30.84%
12/31/2018	$22.46	0.33	(1.41)	(1.08)	(0.18)	(1.87)	(2.05)	$19.33	(4.89%)
12/31/2017	$19.04	0.31	3.71	4.02	(0.18)	(0.42)	(0.60)	$22.46	21.18%
Class L
12/31/2021	$19.11	0.12	5.17	5.29	(0.07)	(1.47)	(1.54)	$22.86	27.86%
12/31/2020	$18.10	0.19	2.87	3.06	(0.08)	(1.97)	(2.05)	$19.11	17.30%
12/31/2019	$14.82	0.21	4.29	4.50	(0.15)	(1.07)	(1.22)	$18.10	30.52%
12/31/2018	$17.71	0.21	(1.10)	(0.89)	(0.13)	(1.87)	(2.00)	$14.82	(5.22%)
12/31/2017	$15.15	0.20	2.94	3.14	(0.16)	(0.42)	(0.58)	$17.71	20.89%
Institutional Class
12/31/2021	$ 9.11	0.13	2.43	2.56	(0.27)	(1.47)	(1.74)	$ 9.93	28.66%
12/31/2020	$ 9.72	0.16	1.53	1.69	(0.33)	(1.97)	(2.30)	$ 9.11	18.27%
12/31/2019	$ 8.48	0.18	2.45	2.63	(0.32)	(1.07)	(1.39)	$ 9.72	31.18%
12/31/2018	$11.17	0.20	(0.69)	(0.49)	(0.33)	(1.87)	(2.20)	$ 8.48	(4.50%)
12/31/2017	$ 9.80	0.20	1.90	2.10	(0.31)	(0.42)	(0.73)	$11.17	21.61%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Supplemental Data and Ratios
Investor Class
12/31/2021	$3,083,911	0.51%	0.51%	0.88%	9%
12/31/2020	$1,700,372	0.52%	0.52%	1.31%	4%
12/31/2019	$1,455,201	0.52%	0.52%	1.50%	4%
12/31/2018	$1,382,201	0.51%	0.51%	1.44%	4%
12/31/2017	$1,738,709	0.54%	0.54%	1.47%	4%
Class L
12/31/2021	$ 2,460	0.91%	0.83%	0.56%	9%
12/31/2020	$ 1,715	0.79%	0.79%	1.10%	4%
12/31/2019	$ 334,220	0.79%	0.79%	1.22%	4%
12/31/2018	$ 241,247	0.78%	0.78%	1.17%	4%
12/31/2017	$ 320,349	0.81%	0.81%	1.20%	4%
Institutional Class
12/31/2021	$1,193,786	0.16%	0.16%	1.24%	9%
12/31/2020	$1,143,162	0.17%	0.17%	1.67%	4%
12/31/2019	$1,163,391	0.17%	0.17%	1.85%	4%
12/31/2018	$1,043,651	0.16%	0.16%	1.79%	4%
12/31/2017	$1,193,956	0.20%	0.20%	1.82%	4%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of forty-six funds. Interests in the Great-West S&P 500® Index Fund (the Fund) are included herein.
The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500® Composite Stock Price Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. Effective as of the close of business on October 2, 2020, Class L shares are closed to new investors. Existing shareholders may continue to contribute, reinvest dividends and capital gains arising from Class L shares. The Fund reserves the right to modify or limit the above exceptions or re-open Class L shares at any time without prior notice. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Annual Report - December 31, 2021

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2021, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

Annual Report - December 31, 2021

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2021 and 2020 were as follows:
	2021	2020
Ordinary income	$39,786,194	$47,605,595
Long-term capital gain	282,429,834	336,384,385
	$322,216,028	$383,989,980
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$1,176,472
Undistributed long-term capital gains	8,196,447
Capital loss carryforwards	—
Post-October losses	(341,338)
Net unrealized appreciation	2,065,600,544
Tax composition of capital	$2,074,632,125
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(341,338)

Annual Report - December 31, 2021

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2021 were as follows:
Federal tax cost of investments	$2,123,722,714
Gross unrealized appreciation on investments	2,167,062,587
Gross unrealized depreciation on investments	(101,462,043)
Net unrealized appreciation on investments	$2,065,600,544
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 271 futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2021 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$1,353,080 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Report - December 31, 2021

The effect of derivative investments for the year ended December 31, 2021 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$13,626,585	Net change in unrealized appreciation on futures contracts	$758,942
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.21% of the Fund’s average daily net assets up to $1 billion dollars, 0.16% of the Fund’s average daily net assets over $1 billion dollars, 0.11% of the Fund’s average daily net assets over $2 billion dollars, and 0.09% of the average daily net assets over $3 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.23% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2022 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2021, the amounts subject to recoupment were as follows:
Expires December 31, 2024	Recoupment of Past Reimbursed Fees by the Adviser
$1,708	$0
The Adviser and Great-West Funds entered into a sub-advisory agreement with Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
The Adviser is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.0075% of the net assets.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.  The total compensation paid to the independent directors with respect to all forty-six funds for which they serve as directors was $1,071,000 for the fiscal year ended December 31, 2021.

Annual Report - December 31, 2021

4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $888,309,984 and $300,863,695, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2021, the Fund had securities on loan valued at $1,386,558 and received collateral as reported on the Statement of Assets and Liabilities of $1,447,120 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2021, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2021, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued.
The Board of Directors of Great-West Funds, Inc., on behalf of the Fund, has authorized the redesignation of the Class L shares of the Funds into Investor Class shares of the Fund effective on or about April 22, 2022.

Annual Report - December 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West S&P 500® Index Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2022
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2021, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 78	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	46	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 58	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	46	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 62	Independent Director	Since 2017	Director, Colorado State Housing Board; Regional Center Task Force; and former Director, Grand Junction Housing Authority; Counseling and Education Center	46	N/A
Steven A. Lake***** 8515 East Orchard Road, Greenwood Village, CO 80111 67	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	46	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 78	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	46	N/A
Interested Director******
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 38	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; President & Chief Executive Officer and Manager, GWCM; formerly, Vice President, Great-West Funds Investment Products and Advised Assets Group, LLC ("AAG")	46	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 38	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; President & Chief Executive Officer, GWCM; formerly, Vice President, Great-West Funds Investment Products and AAG	46	N/A
Katherine L. Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 65	Chief Compliance Officer	Since 2016	Chief Compliance Officer, GWCM and AAG	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 47	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Deputy General Counsel, Corporate & Investments, Empower; Secretary, Audit Committee, Great-West Life & Annuity Insurance Company of New York (“GWL&A of NY”); Vice President, Counsel & Secretary, GWCM; formerly, Vice President & Counsel, Great-West Funds; Vice President, Counsel & Secretary, AAG & GWFS	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 46	Treasurer	Since 2021	Assistant Vice President, Fund Administration, Empower; Treasurer, GWCM; Assistant Vice President & Treasurer, Great-West Trust Company, LLC (“GWTC”); formerly, Assistant Treasurer Great-West Funds & GWTC	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 35	Senior Counsel & Assistant Secretary	Since 2019	Assistant General Counsel, Corporate & Investments, Empower; Senior Counsel & Assistant Secretary, GWCM, GWFS and GWTC; Senior Counsel & Secretary, AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 54	Assistant Treasurer	Since 2007	Assistant Vice President, Investment Operations, Empower; Assistant Treasurer, GWCM; Assistant Vice President and Assistant Treasurer, GWTC	N/A	N/A
Robert T. Kelly 8515 East Orchard Road, Greenwood Village, CO 80111 52	Assistant Treasurer	Since 2021	Assistant Vice President, Fund Financial Reporting & Tax, Empower; Assistant Treasurer, GWCM	N/A	N/A
* A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) is referred to as an “Independent Director.”

** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2022. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent and custodian for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds and a Sub-Adviser of the Great-West Core Bond Fund. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, a Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Great-West Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Lake has personal investments in a mutual fund sub-advised by T. Rowe Price Associates, Inc., a Sub-Adviser of the Great-West Large Cap Value Fund and the Sub-Adviser of the Great-West T. Rowe Price Mid Cap Growth Fund. Mr. Lake receives no special treatment due to his ownership of such mutual fund.
****** An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) by virtue of their affiliation with GWCM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at https://greatwestinvestments.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Great-West Funds’ Forms N-PORT is available on the Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the GWCM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2020 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,026,559 for fiscal year 2020 and $996,300 for fiscal year 2021.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2020 and $40,000 for fiscal year 2021. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2020 and $0 for fiscal year 2021.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2020 equaled $2,132,450 and for fiscal year 2021 equaled $2,255,405.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. DISCLOSURE OF LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:February 23, 2022